RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE B - RELATED PARTY TRANSACTIONS

During the years ended March 31, 2017 and 2016, the fund entered into several transactions with various affiliates of the general partner, including Boston Capital Partners, Inc., Boston Capital Services, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership, as follows:

Boston Capital Asset Management Limited Partnership is entitled to an annual fund management fee based on .5% of the aggregate cost of all apartment complexes acquired by the operating limited partnerships, less the amount of certain partnership management and reporting fees paid or payable by the operating limited partnerships. The aggregate cost is comprised of the capital contributions made by each series to the operating limited partnerships and 99% of the permanent financing at the operating limited partnership level. The partnership management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2017 and 2016, are as follows:

	2017
			Partnership Management
		Asset	Fee net of Asset
	Gross Partnership	Management and	Management and
	Management Fee	Reporting Fee	Reporting Fee
Series 15	$34,893	$9,962	$24,931
Series 16	138,132	17,254	120,878
Series 17	76,248	1,097	75,151
Series 18	95,616	15,650	79,966
Series 19	35,172	2,250	32,922
	$380,061	$46,213	$333,848

	2016
		Asset	Partnership Management
		Management and	Fee net of Asset
	Gross Partnership	Reporting Fee	Management and
	Management Fee		Reporting Fee
Series 15	$52,742	$87,581	$(34,839)
Series 16	176,280	65,994	110,286
Series 17	106,247	45,097	61,150
Series 18	95,616	15,118	80,498
Series 19	35,172	3,348	31,824
	$466,057	$217,138	$248,919

The partnership management fees paid for the years ended March 31, 2017 and 2016 are as follows:

	2017	2016
Series 15	$-	$744,166
Series 16	243,000	82,001
Series 17	76,248	156,472
Series 18	-	320,583
Series 19	35,172	35,172
	$354,420	$1,338,394

All partnership management fees will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the partnership's interests in operating limited partnerships. As of March 31, 2017 and 2016, total partnership management fees accrued were $15,299,405 and $15,273,764, respectively.

An affiliate of the general partner of the Partnership advanced funds to pay some operating expenses of the Partnership, and to make advances and/or loans to Operating Partnerships. These advances are included in accounts payable-affiliates. During the years ended March 31, 2017 and 2016 there were no advances, and $635,362 was repaid to an affiliate of the general partner of the Fund during the year ended March 31, 2016. The total advances from the affiliate of the general partner to the Operating Partnerships as of March 31, 2017 and 2016 are as follows:

	2017	2016
Series 15	$-	$-
Series 16	-	-
Series 17	-	-
Series 18	-	-
Series 19	-	-
	$-	$-

All payables to affiliates will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the Partnership's interests in Operating Partnerships.

General and administrative expenses incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership (BCAMLP) during the years ended March 31, 2017 and 2016 charged to each series’ operations are as follows:

	2017	2016
Series 15	$18,807	$16,250
Series 16	22,040	18,952
Series 17	18,755	16,959
Series 18	17,655	20,942
Series 19	17,196	15,253
	$94,453	$88,356

Accounts payable - affiliates at March 31, 2017 and 2016 represents fund management fees and operating limited partnership advances which are payable to Boston Capital Asset Management Limited Partnership.